Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Extended Market Index Fund
Apr. 29, 2024
Fidelity Extended Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	25.37%
Past 5 years	11.89%
Past 10 years	8.56%
Fidelity Extended Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.97%
Past 5 years	10.92%
Past 10 years	7.36%
Fidelity Extended Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.21%
Past 5 years	9.37%
Past 10 years	6.62%
WA008
Average Annual Return:
Past 1 year	24.97%
Past 5 years	11.77%
Past 10 years	8.41%